Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
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Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes

The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2019	2018	2017
Domestic	$(2,742)	$(4,439)	$(5,342)
Foreign	133,894	106,306	60,635

Profit before income taxes	$131,152	$101,867	$55,293

Income Tax Expense

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2019	2018	2017
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	27,526	24,494	25,785

	27,526	24,494	25,785

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(1,807)	(9,063)	(8,255)

	(1,807)	(9,063)	(8,255)

Income tax expense	$25,719	$15,431	$17,530

Income Taxes Recognized Directly in Equity

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2019	2018	2017
Current taxes:
Excess tax deductions related to share-based payments	(1,260)	(685)	(270)

	$(1,260)	$(685)	$(270)

Deferred taxes:
Excess tax deductions related to share-based payments	46	(1,135)	715

	$46	$(1,135)	$715

Total income tax recognized directly in equity	$(1,214)	$(1,820)	$445

Income Taxes Recognized in Other Comprehensive Income

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2019	2018	2017
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	1,877	(9,409)	6,921
Pension liability	(939)	—	—

Total income tax recognized directly in other comprehensive income	$938	$(9,409)	$6,921

Reconciliation of Estimated Income Tax to Provision for Income Taxes

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2019	2018	2017
Profit before income taxes	$131,152	$101,867	$55,293
Income tax expense at tax rates applicable to individual entities	41,264	32,702	21,765
Effect of:
Items not deductible for tax	544	221	455
Exempt income	(16,024)	(11,250)	(7,706)
Non tax deductible goodwill impairment		—	4,335
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	138	324	(105)
Recognition of unutilized tax benefits / Unrecognized losses utilized	(841)	—	(1,220)
Temporary difference that will reverse during tax holiday period	614	22	1,580
Change in tax rate and law	(401)	(5,685)	78
Provision for uncertain tax position	—	—	(1,499)
State taxes	620	317	14
Due to acquisitions and merger	—	(1,686)	—
One time tax on undistributed earnings	—	266	—
Others, net	(195)	200	(167)

Income tax expense	$25,719	$15,431	$17,530

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses

Deferred taxes for the year ended March 31, 2019 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 15 & IFRS 9	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance
Deferred tax assets:
Property and equipment	$7,291	$—	$321	$—	$—	$(539)	$7,073
Net operating loss carry forward	2,879	—	(1,559)	—	—	(33)	1,287
Accruals deductible on actual payment	7,424	(1,783)	1,214	—	939	(436)	7,358
Share-based compensation expense	12,770	—	1,980	(46)	—	(584)	14,120
Minimum alternate tax	420	—	153	—	—	(21)	552
Others	328	3	174	—	—	(23)	482

Total deferred tax assets	$31,112	$(1,780)	$2,283	$(46)	$939	$(1,636)	$30,872

Deferred tax liabilities:
Intangibles	12,662		(573)	—	—	94	12,183
Unrealized gain/(loss) on cash flow hedging and investments	1,759	—	46	—	1,877	(143)	3,539
Others	1,108	—	1,003	—	—	(27)	2,084

Total deferred tax liabilities	$15,529	$—	$476	$—	$1,877	$(76)	$17,806

Net deferred tax assets/(liabilities)	$15,583	$(1,780)	$1,807	$(46)	$(938)	$(1,560)	$13,066

Deferred taxes for the year ended March 31, 2018 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income		Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,648	$(11)	$1,623	$—		$—	$31	$7,291
Net operating loss carry forward	5,722	—	(2,950)	—		—	107	2,879
Accruals deductible on actual payment	5,641	—	1,661	—		—	122	7,424
Share-based compensation expense	12,264	—	(702)	1,135		—	73	12,770
Minimum alternate tax	167	—	257	—		—	(4)	420
Others	975	—	(661)	—		—	14	328

Total deferred tax assets	$30,417	$(11)	$(772)	$1,135	$		$343	$31,112

Deferred tax liabilities:
Intangibles	21,123	6	(8,555)	—		—	88	12,662
Unrealized gain/(loss) on cash flow hedging and investments	12,294	—	(1,280)	—		(9,409)	154	1,759
Others	1,113			—		—	(5)	1,108

Total deferred tax liabilities	$34,530	$6	$(9,835)	$—		$(9,409)	$237	$15,529

Net deferred tax assets/(liabilities)	$(4,113)	$(17)	$9,063	$1,135		$9,409	$106	$15,583

Deferred taxes for the year ended March 31, 2017 arising from temporary differences and unused tax losses can be summarized below:

	Opening balance	Additions due to acquisition during the year	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income		Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,512	$(873)	$932	$—		$—	$77	$5,648
Net operating loss carry forward	3,684	—	2,026	—		—	12	5,722
Accruals deductible on actual payment	5,352	70	(1)	—		—	220	5,641
Share-based compensation expense	11,008	—	1,781	(715)		—	190	12,264
Minimum alternate tax	68	—	96	—		—	3	167
Others	362	—	679	—		—	(66)	975

Total deferred tax assets	$25,986	$(803)	$5,513	$(715)	$		$436	$30,417

Deferred tax liabilities:
Intangibles	(712)	24,577	(2,769)	—		—	27	21,123
Unrealized gain/(loss) on cash flow hedging and investments	4,857	—	27	—		6,921	489	12,294
Others	1,108	—		—		—	5	1,113

Total deferred tax liabilities	$5,253	$24,577	$(2,742)	$—		$6,921	$521	$34,530

Net deferred tax assets/(liabilities)	$20,733	$(25,380)	$8,255	$(715)		$(6,921)	$(85)	$(4,113)

Deferred Tax Presented in Consolidated Statement of Financial Position

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2019	March 31, 2018
Deferred tax assets	23,772	27,395
Deferred tax liabilities	(10,706)	(11,812)

Net deferred tax assets	$13,066	$15,583